Regulation and Rates Schedule of Allowed Return on the Net Regulatory Assets and Liabilities (Detail)	6 Months Ended	14 Months Ended	25 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	May. 13, 2012
Regulated Operations [Abstract]
Regulated Utility, Allowed Rate of Return on Net Regulatory Assets and Liabilities	7.77%	7.80%	8.10%
Regulated Utility, After-tax Allowed Rate of Return on Net Regulatory Assets and Liabilities	6.69%	6.71%	6.90%